Label	Element	Value
Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco S&P 500 Equal Weight Income Advantage ETF
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
The following replaces footnote 1 in the “Fund Fees and Expenses” section of each Fund’s Summary Prospectus and the “Summary Information—Fund Fees and Expenses” section of each Fund’s Statutory Prospectus:
(1) Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of its management fee for the Fund through June 30, 2025.

Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2025
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Please Retain this Supplement for Future Reference.